Segment information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment information
5.4 Segment information
The Executive Committee, as the Company’s chief operating decision maker (“CDM”), considers Valneva’s operating business in its entirety to allocate resources and assess performance. The Executive Committee evaluates all vaccine candidates and vaccine products together as a single operating segment, “development and commercialization of prophylactic vaccines”. Therefore, the split used to allocate resources and assess performance is based on a functional view, thus correlating to the income statement